RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Transactions [Abstract]
Schedule of related party transactions	Key management personnel remuneration includes the following expenses:

	2022	2021
	$	$
Salaries including bonuses	3,368,388	2,137,182
Share-based payments	8,878,755	47,956,085
Total remuneration	12,247,143	50,093,267